Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	As of December 31,
(in thousands of $)	2025	2024	2023
Money market funds	$2,541,112	$1,394,409	$1,678,100
Term accounts	945,001	100,000	350,000
Cash and bank balances	5,176	5,527	20,744
Total cash and cash equivalents	$3,491,289	$1,499,936	$2,048,844